Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 8 – Intangible assets, net

Intangible assets consist of the following:

	December 31, 2021	December 31, 2020

Artwork trading platform	$793,310	$798,037
Software	902,313	139,059
Less: accumulated amortization and impairment	(575,602)	(364,104)
Total	$1,120,021	$572,992

Amortization expenses for the years ended December 31, 2021 and 2020 amounted to $212,672 and $185,865 respectively. Total additions to intangible assets for the years ended December 31, 2021 and 2020 amounted to $785,527 and $9,642, respectively.

The future amortization is as follows:

Twelve Months Ending December 31,	Estimated Amortization Expense

2022	$344,303
2023	318,733
2024	193,852
2025	157,181
2026	105,952
Total	$1,120,021